Summary of Significant Accounting Policies - Schedule of Fair Value, Assets and Liabilities Measured On Recurring Basis (Details)	Dec. 31, 2017 USD ($)
Warrants liability	$ 3,719
Total recurring fair value measurements	3,719
Fair Value, Measurements, Recurring [Member]
Warrants liability
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Warrants liability
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Warrants liability
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Warrants liability